State Street Corporation

One Congress Street

Boston, MA 02114

December 2, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment Nos. 126 and 128

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information each dated November 27, 2024 for the Investor Class shares and Institutional Class shares of the Wasatch International Value Fund, do not differ from those contained in Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on November 27, 2024 (Accession #0001193125-24-266930).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles